Other Receivables - Summary of Other Receivables (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017
Non-current
Tax credits	$ 86,629,147	$ 119,406,933
Canon - Ferrosur Roca S.A. (Note 39)	55,913,277	73,979,035
Prepaid expenses	47,394,851
Advances to suppliers	747,513,033	4,293,073
Guarantee deposits	4,786,029	11,743,462
Miscellaneous		4,921,519
Total	942,236,337	214,344,022
Current
Tax credits	130,034,424	185,312,252
Related parties receivables (Note 19)	9,087,814
Prepaid expenses	76,109,046	90,103,624
Guarantee deposits	4,916,900	5,571,350
Reimbursement receivables	19,134,950	22,959,198
Advances to suppliers	25,676,349	38,502,156
Salaries advances and loans to employees	8,170,619	7,979,088
ADSs Program	76,923,077
Receivables from sales of Property, plant and equipment	23,992,098	7,782,575
Miscellaneous	9,244,323	8,762,877
Total	$ 383,289,600	$ 366,973,120